Derivative Financial Instruments - Additional information (Detail) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011
Offsetting Liabilities [Line Items]
Net credit loss position with respect to counterparties	$ 23,825,000				$ 23,825,000				$ 1,786,505	$ 1,045,529
Not Designated as Hedging Instrument
Offsetting Liabilities [Line Items]
Net credit loss position with respect to counterparties	23,825,000				23,825,000				1,786,505
Not Designated as Hedging Instrument | Gains on mortgage loans held for sale
Offsetting Liabilities [Line Items]
Net Gains (losses) on Derivatives	(38,273,000)	[1]	198,000	[1]	(16,956,000)	[1]	4,115,000	[1]	(4,089,161)	156,834
Certain Counterparties
Offsetting Liabilities [Line Items]
Net credit loss position with respect to counterparties	23,825,000				23,825,000				1,786,505
Credit losses due to non-performance of counterparties					0				0
Restricted cash | Certain Counterparties
Offsetting Liabilities [Line Items]
Net credit loss position with respect to counterparties									1,658,853
Cash and cash equivalents held by counterparties as collateral	$ 20,132,000				$ 20,132,000				$ 3,445,356	$ 500,000

[1]	All derivative (losses) gains are included within "Gains on mortgage loans held for sale" on the Company's consolidated statements of income.